Finance income and expense (Tables)	12 Months Ended
Dec. 31, 2018
Finance income and expense
Schedule of finance income and expense

	Year ended December 31,
	2018	2017	2016
	$'m	$'m	$'m
Senior secured and senior notes	546	553	494
Other interest expense	24	6	7
Term loan	—	5	30
Interest expense	570	564	531
Foreign currency translation losses/(gains)	45	(75)	30
Net pension interest cost (Note 18)	21	24	28
(Gain)/loss on derivative financial instruments	(10)	28	—
Other finance income	—	(2)	(5)
Finance expense before exceptional items	626	539	584
Exceptional finance expense (Note 4)	28	132	185
Total finance expense	654	671	769
Exceptional finance income (Note 4)	—	—	(88)
Net finance expense	654	671	681